CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 127,634	$ 228,040
Accounts receivable, net of allowances for credit losses of $11 and $10	$ 1,976	$ 2,281
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 309	$ 40,969
Inventories	7,306	5,763
Prepaid expenses and other current assets	29,140	38,997
Total current assets	166,365	316,050
Property and equipment, net	2,652,169	2,775,806
Intangible assets, net	0	5
Long-term prepayments, deposits and other assets	52,504	27,787
Restricted cash	130	130
Operating lease right-of-use assets	11,647	11,619
Land use right, net	102,629	105,304
Total assets	2,985,444	3,236,701
Current liabilities:
Accounts payable	3,285	2,454
Accrued expenses and other current liabilities	118,117	135,514
Income tax payable	7,626	10
Current portion of long-term debt, net	$ 21,597	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 30,131	$ 18,799
Total current liabilities	180,756	156,777
Long-term debt, net	2,141,750	2,335,173
Other long-term liabilities	4,115	3,209
Deferred tax liabilities, net	77	309
Operating lease liabilities, non-current	12,227	12,250
Total liabilities	2,338,925	2,507,718
Commitments and contingencies (Note 18)
Shareholders' equity and participation interest:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income (losses)	8,701	(12,656)
Accumulated losses	(1,895,409)	(1,798,683)
Total shareholders' equity	590,735	666,104
Participation interest	55,784	62,879
Total shareholders' equity and participation interest	646,519	728,983
Total liabilities, shareholders' equity and participation interest	2,985,444	3,236,701
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	77	77
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7